Summary of Total Lease Management Fee Income from Managed Fleet, Including Management Fees Earned from Acquisition Fees and Sales Commissions (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disaggregation Of Revenue [Line Items]
Lease rental income - managed fleet	$ 192,497	$ 205,152	$ 579,561	$ 607,102
Managed Fleet
Disaggregation Of Revenue [Line Items]
Lease rental income - managed fleet	10,405	12,322	32,208	37,641
Less: distribution expense to managed fleet container investors	(9,214)	(10,952)	(28,646)	(33,427)
Less: depreciation and interest expense on managed containers purchased on or after January 1, 2019	(450)	(462)	(1,340)	(1,373)
Leasing
Disaggregation Of Revenue [Line Items]
Revenue	741	908	2,222	2,841
Other Services
Disaggregation Of Revenue [Line Items]
Revenue	520	710	1,974	1,915
Total
Disaggregation Of Revenue [Line Items]
Revenue	$ 1,261	$ 1,618	$ 4,196	$ 4,756